SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of temporary equity	As of September 30, 2026, the Class A ordinary shares subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(2,760,000)
Class A ordinary shares issuance cost	(9,737,155)
Plus:
Accretion for Class A ordinary shares to redemption amount	13,914,250
Class A ordinary shares subject to possible redemption, March 31, 2026	173,917,095
Plus:
Accretion for Class A ordinary shares to redemption amount	1,551,680
Class A ordinary shares subject to possible redemption, June 30, 2026	175,468,775
Plus:
Accretion for Class A ordinary shares to redemption amount	1,604,947
Class A ordinary shares subject to possible redemption, September 30, 2026	$177,073,722

Schedule of calculation of basic and diluted net income per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended September 30, 2026		For the Nine Months Ended September 30, 2026		For the period from August 21, 2025 (inception) through September 30, 2025
	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$134,810	$44,937	$1,578,826	$536,559	$—	$(22,525)
Denominator:
Basic weighted average shares outstanding	17,250,000	5,750,000	16,870,879	5,733,516	—	5,000,000
Basic net income (loss) per ordinary share	$0.01	$0.01	$0.09	$0.09	$—	$(0.00)
	For the Three Months Ended September 30, 2026		For the Nine Months Ended September 30, 2026		For the period from August 21, 2025 (inception) through September 30, 2025
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$134,810	$44,937	$1,578,826	$536,559	$—	$(22,525)
Denominator:
Diluted weighted average shares outstanding	17,250,000	5,750,000	16,870,879	5,750,000	—	5,000,000
Diluted net income (loss) per ordinary share	$0.01	$0.01	$0.09	$0.09	$—	$(0.00)